Average Annual Total Returns{- Franklin Mutual Shares VIP Fund} - FTVIP Class 4-61 - Franklin Mutual Shares VIP Fund	Class 4 Return Before Taxes Past 1 year	Class 4 Return Before Taxes Past 5 years	Class 4 Return Before Taxes Past 10 years	Russell 1000 Value Index (index reflects no deduction for fees, expenses or taxes) Past 1 year		Russell 1000 Value Index (index reflects no deduction for fees, expenses or taxes) Past 5 years		Russell 1000 Value Index (index reflects no deduction for fees, expenses or taxes) Past 10 years		S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 1 year		S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 5 years		S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	(5.17%)	5.77%	6.88%	2.80%	[1]	9.73%	[1]	10.50%	[1]	18.40%	[1]	15.21%	[1]	13.88%	[1]

[1]

1. The Russell 1000® Value Index is replacing the S&P 500 Index as the Fund’s benchmark. The investment manager believes the composition of the Russell 1000® Value Index more accurately reflects the Fund’s current investment strategy and portfolio characteristics.